Relevant Events	12 Months Ended
Dec. 31, 2024
Relevant Events [Abstract]
Relevant Events
5.	Relevant Events:

a)	During the year 2024 Banco de Chile has reported as material events the following placements in the local market of senior, dematerialized and bearer bonds issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission:

Issue Date	Registration number in the Securities Registry	Serie	Amount	Currency	Maturity date	Average rate

January 15, 2024	11/2022	EZ	3,100,000	UF	05/01/2028	3.72%
January 16, 2024	11/2022	EZ	900,000	UF	05/01/2028	3.72%
January 31, 2024	11/2015	CE	600,000	UF	12/01/2031	3.20%
February 8, 2024	11/2015	CH	200,000	UF	12/01/2032	3.15%
March 15, 2024	11/2022	FA	910,000	UF	08/01/2028	3.25%
March 21, 2024	11/2022	FA	550,000	UF	08/01/2028	3.32%
March 22, 2024	11/2022	EY	350,000	UF	04/01/2028	3.29%
March 25, 2024	11/2022	FA	400,000	UF	08/01/2028	3.29%
March 26, 2024	11/2022	GG	350,000	UF	05/01/2035	3.35%
March 27, 2024	11/2022	FA	100,000	UF	08/01/2028	3.24%
April 4, 2024	11/2022	EY	500,000	UF	04/01/2028	3.28%
April 12, 2024	11/2022	EX	250,000	UF	07/01/2025	3.10%
April 17, 2024	11/2022	EX	400,000	UF	07/01/2025	3.02%
May 8, 2024 (*)	20240002	HX	850,000	UF	12/01/2044	3.49%
May 9, 2024 (*)	20240002	HX	300,000	UF	12/01/2044	3.49%
May 17, 2024 (*)	20240002	HX	150,000	UF	12/01/2044	3.46%
May 22, 2024 (*)	20240002	HX	400,000	UF	12/01/2044	3.46%
June 4, 2024 (*)	20240002	HX	1,000,000	UF	12/01/2044	3.55%
June 6, 2024	11/2022	FO	100,000	UF	01/01/2032	3.48%
June 10, 2024	11/2022	EY	100,000	UF	04/01/2028	3.20%
June 11, 2024	11/2022	GG	240,000	UF	05/01/2035	3.53%
June 12, 2024	11/2022	FB	590,000	UF	04/01/2029	3.35%
July 9, 2024	11/2022	EY	350,000	UF	04/01/2028	3.29%
July 9, 2024	11/2022	FB	1,100,000	UF	04/01/2029	3.50%
July 9, 2024	11/2022	FB	50,000	UF	04/01/2029	3.49%
July 10, 2024	11/2022	FB	150,000	UF	04/01/2029	3.45%
July 11, 2024	11/2022	FC	1,050,000	UF	01/01/2030	3.47%
July 12, 2024	11/2022	FC	200,000	UF	01/01/2030	3.43%
July 18, 2024 (*)	20240002	HX	200,000	UF	12/01/2044	3.50%
July 23, 2024	11/2022	FB	700,000	UF	04/01/2029	3.23%
July 24, 2024	11/2022	FA	500,000	UF	08/01/2028	3.04%
September 27, 2024	11/2022	FO	500,000	UF	01/01/2032	2.50%
September 30, 2024 (*)	20240002	HX	2,100,000	UF	12/01/2044	2.36%
October 1, 2024 (*)	20240002	HP	5,000,000	UF	12/01/2040	2.37%

(*)	The bonds have been registered under the Automatic Registration modality, with the registration number dated April 5, 2024.
b)	On January 25, 2024, the Board of Directors of Banco de Chile agreed to convene an Ordinary Shareholders Meeting for March 28, 2024 in order to propose, among other matters, the following distribution of profits for the year ended on December 31, 2023:

a)	Deduct and withhold from the net income of the year, an amount equivalent to the effect of inflation of the paid capital and reserves according to the variation of the Consumer Price Index that occurred between November 2022 and November 2023, amounting to Ch$223,719,568,421 which will be added to retained earnings from previous years.

b)	Distribute 80% in the form of dividend the remaining profit, corresponding to a dividend of Ch$8.07716286860 to each of the 101,017,081,114 shares of the Bank.

Consequently, it will be proposed a distribution as dividend of 65.6% of the profits for the year ending December 31, 2023.

c)	During the year 2024 Banco de Chile has reported as an essential fact the following placements in the foreign market, issued under its Medium Term Notes Program (“MTN”):

Date	Amount	Currency	Maturity date	Average rate

February 2, 2024	433,000,000	HKD	02/09/2034	4.22%

d)	On March 28, 2024, during the Bank’s Ordinary Shareholders’ Meeting, the definitive appointment of Mr. Patricio Jottar Nasrallah as a Regular Director of Banco de Chile was made, a position he will hold until the next renewal of the Board of Directors.

e)	On March 28, 2024, the subsidiary Banchile Corredores de Seguros Ltda. reported that the general manager, Mr. Jorge Yoma Rojas, will leave his position on April 15, 2024. Mr. Patricio Salles Delporte will take over as his replacement.

f)	On July 5, 2024, in its resolution, Chilean Commission for the Financial Markets (¨CMF¨) decided to execute the agreement of its committee that authorized the bank together with its subsidiary Banchile Asesoría Financiera S.A. to constitute a company Operadora de Tarjetas as a subsidiary of the Bank. At the session on July 11, 2024, the board of directors approved to form the company.

g)	On July 19, 2024, the subsidiary Banchile Corredores de Bolsa informed as a significant event that at the session on that date, the board of directors approved the resignation of Mr Juan Bissone as the director of the company.

h)	On July 29, 2024, the public deed of incorporation of the subsidiary of Banco de Chile, Operadora de Tarjetas B-Pago S.A., was signed in the Santiago Notary Office of Mrs. María Pilar Gutiérrez Rivera. of its name, with domicile in the city of Santiago and of whose capital belongs to the Bank 99.9% and to Banchile Asesoría Financiera S.A. 0.1%.

In relation to the above, by resolution of July 5, 2024, the Financial Market Commission decided to execute the agreement of its Board that authorized the Bank, together with the subsidiary company Banchile Asesoría Financiera S.A. to establish the company that has been indicated, as a subsidiary company of the Bank, in accordance with the provisions of letter b) of article 70 of the General Banking Law, in addition to approving its statutes.

i)	On August 20, 2024, the subsidiary Banchile Corredores de Bolsa S.A. reported that the Board of Directors approved the Policy for Regular Operations with Related Parties, in accordance with the provisions of literal b) of the second paragraph of article 147 of the Chilean Corporations Law.

This policy is available to interested parties and the general public at the offices of Banchile Corredores de Bolsa S.A. and in the “Regulatory and Financial Information” section of the website www.banchileinversiones.cl.

j)	On August 20, 2024, the subsidiary Banchile Corredores de Bolsa S.A. informed that in the session celebrated on that date, the board of directors designated as director Mr. David Conzález Oviedo.

k)	On August 26, 2024, the subsidiary Banchile Administradora General de Fondos S.A. informed that its board of directors approved the new policy of usual operations with related parties, in accordance with the provisions set forth in literal b) of article 147 of Law No. 18,046 on Chilean Corporations Law and in Title I of General Standard No. 501 of the Financial Market Commission.

This policy is available to interested parties and the general public at the offices of Banchile Gestión General de Fondos S.A. and in the “Regulatory and Financial Information” section of the website www.banchileinversiones.cl

l)	On August 26, 2024, the subsidiary Banchile Administradora General de Fondos S.A. reported that in a session held on that date, the Board of Directors became aware and accepted the resignation presented by the Director, Mr. Francisco Brancoli Bravo.

Given the above, the Board of Directors agreed to appoint Ms. Paola Alam Auad as Director of Banchile Administradora General de Fondos S.A

m)	On August 28, 2024, Banco de Chile reported that a new Usual Operations Policy has been approved in accordance with the provisions set forth in literal b) of article 147 of the Chilean Corporations Law that has been cited and in Title I of the Regulation. General Character No. 501 of the Financial Market Commission. The new Usual Operations Policy indicated will be available to interested parties and the general public at the corporate offices and on the website www.bancochile.cl, Our Bank/Corporate Government section.

n)	On September 26, 2024, at a Board meeting, it was agreed to accept the binding purchase offer presented by the Cámara de Comercio de Santiago A.G. for 100% of the shares of Artikos Chile S.A. (“Artikos”), a business support company in which Banco de Chile owns 50% of its shares, while the remaining 50% belongs to Banco de Crédito e Inversiones (together with the Bank as the “Shareholders”).

The transaction is subject to both Shareholders selling 100% of the Artikos shares and compliance with various suspensive conditions, among which are the authorization of the CMF for the sale of 100% of the Artikos shares and that, if necessary, the transaction is approved by the National Economic Prosecutor’s Office.

o)	On November 19, 2024, the subsidiary Banchile Corredores de Bolsa S.A. reported that it was aware of and accepted the resignation presented by Mr. Hernán Arellano Salas to the position of Chief Executive Officer; of the subsidiary, effective as of that date.

Likewise, in his replacement, the Board of Directors appointed Mr. José Antonio Díaz Orellana as Interim Chief Executive Officer.

p)	On December 11, 2024, it is reported that Citigroup Inc. and Banco de Chile have modified the contract called Amended and Restated Trademark License Agreement signed on November 29, 2019, through which a license was granted to this banking institution to the use of certain brands. The modification refers to the scope of use of the brands that are the subject of the contract, limiting the authorization and possibility for the Bank to use them to certain products and services of business, corporate, investment banking and other businesses, as well as as well as outside the offices of the Banco Edwards network of Banco de Chile.

The Board of Directors of Banco de Chile, in session No. 3,021 of November 28, 2024, approved the modification to the aforementioned contract, in the terms provided in articles 146 et seq. of the Public Limited Companies Law.

q)	On December 18, 2024, Banco de Chile reported that having met the conditions established by the parties and as reported in the relevant event as of September 26, the purchase agreement was signed for 100% of the shares of Artikos Chile S.A. (“Artikos”), a business support company in which Banco de Chile owns 50% of its shares, while the remaining 50% belongs to Banco de Crédito e Inversiones (being together with the Bank the “Shareholders”). “), which have been acquired by the Santiago Chamber of Commerce A.G.